CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Schedule of condensed financial information of the parent company

PARENT COMPANY BALANCE SHEETS

	December 31,	December 31,
	2020	2019
ASSETS
Current assets:
Cash and cash equivalents	$712,894	$76,583
Other receivables, net	600,000	600,000
Restricted cash	-	5,000,000
Total current assets	1,312,894	5,676,583
Non-current assets:
Property, plant and equipment, net	4,142,620	2,162,449
Investment in subsidiaries	59,731,280	38,481,702
Total non-current assets	63,873,900	40,644,151
Total assets	$65,186,794	$46,320,734

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Other payables and accrued liabilities	$2,495,595	$1,570,183
Other payables - related party	3,308	269
Short-term loans	2,998,994	-
Convertible bonds payable	739,189	-
Total liabilities	6,237,086	1,570,452

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 38,553,808 and 35,141,114 shares issued and outstanding as of December 31, 2020 and 2019, respectively	38,554	35,141
Additional paid-in capital	23,466,482	20,771,849
Statutory reserves	2,204,174	1,289,765
Retained earnings	31,387,398	24,132,194
Accumulated other comprehensive losses	1,741,696	(1,478,667)
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	58,838,304	44,750,282
Non-controlling interest	111,404	-
Total equity	58,949,708
Total liabilities and shareholders’ equity	$65,186,794	$46,320,734

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Operating expenses:
General and administrative expenses	$(1,307,167)	$(1,671,700)	$-

Other income (expenses):
Equity income of subsidiaries and VIEs	9,782,013	10,747,395	7,919,408
(Interest expense)/interest income	(175,386)	21	-
Other finance expenses	(18,442)	(1,762)	-

NET INCOME	8,281,017	9,073,954	7,919,408
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(3,220,363)	(521,738)	(1,474,126)
COMPREHENSIVE INCOME	$5,060,654	$8,552,216	$6,445,282

Less: Comprehensive income attributable to non-controlling interest	111,404	-	-
Comprehensive income attributable to Blue Hat Interactive Entertainment Technology shareholders	$4,946,250	$8,552,216	$6,445,282

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$8,281,017	$9,073,954	$7,919,408

Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	(9,782,013)	(10,747,395)	(7,919,408)
Changes in operating assets and liabilities:
Depreciation of property and equipment	179,740	-	-
Other receivables	-	(600,000)	-
Other payables and accrued liabilities	925,410	1,570,183	-
Net cash used in operating activities	(395,846)	(703,258)	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(2,159,910)	(2,162,449)	-
Investment in subsidiary	(7,660,000)	-	-
Net cash used in investing activities	(9,819,910)	(2,162,449)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of new shares	2,110,845	-	-
Proceeds from secured convertible promissory note Bonds	739,189	-	-
Underwriter’s partial exercise of over-allotment option, net of issuance costs	-	524,944	-
Proceeds from initial public offering, net of issuance costs	-	7,417,077	-
Other payables – related party	3,039	269	-
Proceeds from short-term loans	2,998,994	-	-
Net cash used in investing activities	5,852,067	7,942,290	-

EFFECT OF EXCHANGE RATE ON CASH	-	-	-

NET CHANGES IN CASH AND CASH EQUIVALENTS	(4,363,689)	5,076,583	-

CASH AND CASH EQUIVALENTS, Beginning of year	5,076,583	-	-

CASH AND CASH EQUIVALENTS, end of year	$712,894	$5,076,583	$-

SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	$712,894	$76,583	$-
Restricted cash	-	5,000,000	-
CASH AND CASH EQUIVALENTS, end of year	$712,894	$5,076,583	$-